Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments
Financial instruments

13	Financial instruments

Accounting policy

Normal purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss, if any, are initially recognized at fair value, and transaction costs are expensed in the income statement.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or the Company has transferred substantially all the risks and rewards of ownership. Financial assets at fair value through profit or loss and at fair value through other comprehensive income are subsequently carried at fair value. Financial assets at amortized costs are subsequently measured using the effective interest rate method.

Equity instruments may be irrevocably elected on their initial recognition for their fair value changes to be presented in other comprehensive income instead of in the income statement. Since the objective of the Company’s equity instruments is to buy more participation in a project and not sell the investment, they are classified as fair value through other comprehensive income.

Then, the Company classifies its financial assets and liabilities under the following categories: amortized cost, fair value through profit or loss and fair value through other comprehensive income.

(i)	Amortized cost

Financial assets measured at amortized cost are assets held within a business model whose objective is to hold financial assets to collect contractual cash flows and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

Financial liabilities are measured at amortized cost, except for financial liabilities at fair value through profit or loss such as derivatives and some specific loans and financings.

(ii)	Fair value through profit or loss

Financial assets measured at fair value through profit or loss are assets which an entity manages with the objective of realizing cash flows through the sale of such assets and financial assets that do not give rise to cash flows that are SPPI on the principal amount outstanding.

Financial liabilities measured at fair value through profit or loss are liabilities which were not measured at amortized cost, such as derivatives and loans and financings that are designated at fair value option when is necessary to eliminate the accounting mismatch that would arise if amortized cost were used.

For these loans and financings, the portion of the variation in credit risk is recorded in the OCI.

(iii)	Fair value through other comprehensive income

Financial assets measured at fair value through other comprehensive income are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are SPPI on the principal amount outstanding. Investments in equity instruments are measured at fair value through other comprehensive income as mentioned before.

(a)	Breakdown by category

The Company’s financial assets and liabilities are classified as follows:

					2022
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	15	497,826	-	-	497,826
Financial investments		18,062	-	-	18,062
Other financial instruments	16 (a)	-	7,443	-	7,443
Trade accounts receivables	17	53,123	170,617	-	223,740
Investments in equity instruments	14 (c)	-	-	7,115	7,115
Related parties (i)	20 (a)	2	-	-	2
		569,013	178,060	7,115	754,188
					2022
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,578,864	90,395	-	1,669,259
Lease liabilities	23 (b)	5,021	-	-	5,021
Other financial instruments	16 (a)	-	31,851	-	31,851
Trade payables	25	413,856	-	-	413,856
Confirming payables	26	216,392	-	-	216,392
Use of public assets (ii)		23,263	-	-	23,263
Related parties (ii)	20 (a)	1,033	-	-	1,033
		2,238,429	122,246	-	2,360,675

					2021
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Cash and cash equivalents	15	743,817	-	-	743,817
Financial investments		19,202	-	-	19,202
Other financial instruments	16 (a)	-	16,394	-	16,394
Trade accounts receivables	17	84,969	146,205	-	231,174
Investments in equity instruments	14 (c)	-	-	3,723	3,723
Related parties (i)	20 (a)	2	-	-	2
		847,990	162,599	3,723	1,014,312

					2021
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,610,638	88,677	-	1,699,315
Lease liabilities	23 (b)	19,639	-	-	19,639
Other financial instruments	16 (a)	-	22,925	-	22,925
Trade payables	25	411,818	-	-	411,818
Confirming payables	26	232,860	-	-	232,860
Use of public assets (ii)		24,384	-	-	24,384
Related parties (ii)	20 (a)	393	-	-	393
		2,299,732	111,602	-	2,411,334

(i)	Classified as Other assets in the consolidated balance sheet.
(ii)	Classified as Other liabilities in the consolidated balance sheet.